EARNINGS (LOSS) PER SHARE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Value of stock issued for employee		5,600,000	4,196,383
Number of stock issued for outstanding of warrants	2,571,669	2,571,669
Number of stock issued for exercise of warrants	2,571,669	2,571,669
Number of stock issued for exercise of options	345,000	345,000
Number of shares acquired	552,000	552,000
Number of restricted stock units	1,978,401
[custom:StockIssuedDuringPeriodSharesEarnOutAwardsOfOptions]	9,090,000	9,090,000
Settlement of convertible debt	$ 3,000,000
[custom:ConvertibleDebtConversionPrice-0]	$ 1.87